LONG-TERM LOANS AND OTHER BORROWINGS - Other borrowings agreements (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Mar. 29, 2019
PT Sarana Multi Infrastruktur
Borrowings and other credit facilities
Unused facility	Rp 1,206
PT Sarana Multi Infrastruktur | Dayamitra
Borrowings and other credit facilities
Maximum debt to equity ratio	5
Net debt to EBITDA ratio	4.00%
Minimum debt service coverage	100.00%
Sarana Multi Infrastruktur October 12 2016 | Rupiah | Dayamitra
Borrowings and other credit facilities
Total facility	Rp 700
Current period payment	Rp 100
Interest rate adjustment (as a percent)	1.85%
Sarana Multi Infrastruktur March 29 2017 | Rupiah | Dayamitra
Borrowings and other credit facilities
Total facility	Rp 600
Current period payment	Rp 86
Interest rate adjustment (as a percent)	1.85%
PT Sarana Multi Infrastruktur March 29 2019
Borrowings and other credit facilities
Total facility		Rp 563
Unused facility	Rp 563
PT Sarana Multi Infrastruktur March 29 2019 | Telkomsat
Borrowings and other credit facilities
Total facility		164
Maximum debt to equity ratio	2
Net debt to EBITDA ratio	4.00%
Minimum debt service coverage	125.00%
PT Sarana Multi Infrastruktur March 29 2019 | Rupiah | Telkomsat
Borrowings and other credit facilities
Total facility	Rp 164
The company | PT Sarana Multi Infrastruktur
Borrowings and other credit facilities
Maximum debt to equity ratio	2
Net debt to EBITDA ratio	4.00%
Minimum debt service coverage	125.00%
The company | PT Sarana Multi Infrastruktur March 29 2019
Borrowings and other credit facilities
Total facility		Rp 2,273
The company | PT Sarana Multi Infrastruktur March 29 2019 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 2,273
Interest rate (as a percent)	8.49%
The company | Sarana Multi Infrastruktur November 14 2018 | Rupiah
Borrowings and other credit facilities
Total facility	Rp 1,000
Current period payment	Rp 110
Interest rate (as a percent)	8.35%
Repayment of Interest, Semi Annually | PT Sarana Multi Infrastruktur March 29 2019 | Rupiah | Telkomsat
Borrowings and other credit facilities
Interest rate (as a percent)	8.49%